Intangible Assets, Net - Schedule of Future Amortization Expense (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
2026	¥ 37,994
2027	34,109
2028	26,991
2029	26,466
2030	22,641
Thereafter	92,515
Total	¥ 240,716	¥ 86,661